9. Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Composition of deposits [Abstract]
Non-interest bearing demand	$ 129,634	$ 118,557
Interest bearing demand	119,787	111,527
Savings deposits	89,776	83,608
Time deposits, in amounts of $100,000 or more	49,242	52,812
Other time deposits	106,473	116,993
Total Deposits	494,912	$ 483,497
Scheduled maturities of time deposits [Abstract]
2016	71,161
2017	25,006
2018	14,313
2019	12,364
2020	13,181
Thereafter	19,690
Time deposits	$ 155,715